Intangible Assets (Details) - Schedule of Intangible Assets - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 1,354,863	€ 925,154
Amortization	(114,290)	(89,448)
Intangible Assets Net	1,240,573	835,706
Software Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	1,066,679	636,970
Software SKN1 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	248,419	248,419
Computer Application [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	33,755	33,755
Web Page [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 6,010	€ 6,010